GOODWILL - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Beginning balance, as of January 1	$ 1,617,118	$ 1,606,756
Acquisitions	196,875	27,763
Functional currency translation adjustments	7,976	(17,401)
Ending balance, as of December 31	1,821,969	1,617,118
Adjusted goodwill		(276)
Customer Engagement
Goodwill [Roll Forward]
Beginning balance, as of January 1	1,269,610	1,257,149
Acquisitions	194,990	27,763
Functional currency translation adjustments	7,006	(15,302)
Ending balance, as of December 31	1,471,606	1,269,610
Financial Crime and Compliance
Goodwill [Roll Forward]
Beginning balance, as of January 1	347,508	349,607
Acquisitions	1,885
Functional currency translation adjustments	970	(2,099)
Ending balance, as of December 31	$ 350,363	$ 347,508